Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB VARIABLE PRODUCTS SERIES FUND, INC.
Entity Central Index Key	0000825316
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028838
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[1]
AssetsNet	$ 768,406,213
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,685,784
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$768,406,213
# of Portfolio Holdings	102
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,685,784

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.5%
Information Technology	12.8%
Consumer Discretionary	11.7%
Health Care	9.3%
Real Estate	6.9%
Materials	6.5%
Consumer Staples	5.7%
Utilities	3.5%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-1.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$12,969,799	1.7%
Hanover Insurance Group, Inc. (The)	$12,551,928	1.6%
BorgWarner, Inc.	$12,470,053	1.6%
Reliance, Inc.	$12,461,802	1.6%
Regal Rexnord Corp.	$11,970,000	1.6%
F5, Inc.	$11,808,272	1.5%
IDACORP, Inc.	$11,604,256	1.5%
UMB Financial Corp.	$11,356,986	1.5%
Tenet Healthcare Corp.	$11,088,231	1.5%
Everest Group Ltd.	$11,078,060	1.4%
Total	$119,359,387	15.5%

Material Fund Change [Text Block]
C000028839
Shareholder Report [Line Items]
Fund Name	AB VPS Discovery Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VQ-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[2]
AssetsNet	$ 768,406,213
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,685,784
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$768,406,213
# of Portfolio Holdings	102
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,685,784

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.5%
Information Technology	12.8%
Consumer Discretionary	11.7%
Health Care	9.3%
Real Estate	6.9%
Materials	6.5%
Consumer Staples	5.7%
Utilities	3.5%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-1.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$12,969,799	1.7%
Hanover Insurance Group, Inc. (The)	$12,551,928	1.6%
BorgWarner, Inc.	$12,470,053	1.6%
Reliance, Inc.	$12,461,802	1.6%
Regal Rexnord Corp.	$11,970,000	1.6%
F5, Inc.	$11,808,272	1.5%
IDACORP, Inc.	$11,604,256	1.5%
UMB Financial Corp.	$11,356,986	1.5%
Tenet Healthcare Corp.	$11,088,231	1.5%
Everest Group Ltd.	$11,078,060	1.4%
Total	$119,359,387	15.5%

Material Fund Change [Text Block]
C000098721
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 238,983,900
Holdings Count | Holding	1,396
Advisory Fees Paid, Amount	$ 764,317
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$238,983,900
# of Portfolio Holdings	1,396
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net)	$764,317

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	63.1%
Governments - Treasuries	34.1%
Agencies	0.7%
Purchased Options - Puts	0.5%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,810,113	3.3%
Apple, Inc.	$7,183,073	3.0%
U.S. Treasury Notes, 2.25%, due 11/15/27	$5,290,587	2.2%
Microsoft Corp.	$4,449,383	1.8%
Amazon.com, Inc.	$3,900,434	1.6%
Alphabet, Inc. - Class A	$3,517,950	1.5%
Broadcom, Inc.	$2,872,789	1.2%
U.S. Treasury Notes, 1.00%, due 07/31/28	$2,785,920	1.2%
Alphabet, Inc. - Class C	$2,761,627	1.2%
U.S. Treasury Notes, 4.25%, due 03/31/33	$2,440,732	1.0%
Total	$43,012,608	18.0%

Material Fund Change [Text Block]
C000098722
Shareholder Report [Line Items]
Fund Name	AB VPS Dynamic Asset Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VD-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[4]
AssetsNet	$ 238,983,900
Holdings Count | Holding	1,396
Advisory Fees Paid, Amount	$ 764,317
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$238,983,900
# of Portfolio Holdings	1,396
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net)	$764,317

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	63.1%
Governments - Treasuries	34.1%
Agencies	0.7%
Purchased Options - Puts	0.5%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,810,113	3.3%
Apple, Inc.	$7,183,073	3.0%
U.S. Treasury Notes, 2.25%, due 11/15/27	$5,290,587	2.2%
Microsoft Corp.	$4,449,383	1.8%
Amazon.com, Inc.	$3,900,434	1.6%
Alphabet, Inc. - Class A	$3,517,950	1.5%
Broadcom, Inc.	$2,872,789	1.2%
U.S. Treasury Notes, 1.00%, due 07/31/28	$2,785,920	1.2%
Alphabet, Inc. - Class C	$2,761,627	1.2%
U.S. Treasury Notes, 4.25%, due 03/31/33	$2,440,732	1.0%
Total	$43,012,608	18.0%

Material Fund Change [Text Block]
C000028862
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[5]
AssetsNet	$ 1,131,763,472
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,925,796
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,131,763,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$2,925,796

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Financials	16.3%
Information Technology	15.3%
Health Care	13.5%
Consumer Discretionary	8.6%
Consumer Staples	8.1%
Energy	6.8%
Communication Services	6.7%
Materials	1.9%
Real Estate	1.3%
Others	0.9%
Short-Term Investments	1.8%
Other assets less liabilities	0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$45,192,723	4.0%
RTX Corp.	$42,725,868	3.7%
JPMorgan Chase & Co.	$39,399,402	3.5%
Johnson & Johnson	$38,681,917	3.4%
Philip Morris International, Inc.	$35,316,165	3.1%
Alphabet, Inc. - Class C	$34,110,478	3.0%
Cisco Systems, Inc.	$33,702,798	3.0%
UnitedHealth Group, Inc.	$29,006,818	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$26,444,961	2.3%
Amazon.com, Inc.	$23,254,834	2.1%
Total	$347,835,964	30.7%

Material Fund Change [Text Block]
C000028863
Shareholder Report [Line Items]
Fund Name	AB VPS Relative Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VH-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[6]
AssetsNet	$ 1,131,763,472
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,925,796
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,131,763,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$2,925,796

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Financials	16.3%
Information Technology	15.3%
Health Care	13.5%
Consumer Discretionary	8.6%
Consumer Staples	8.1%
Energy	6.8%
Communication Services	6.7%
Materials	1.9%
Real Estate	1.3%
Others	0.9%
Short-Term Investments	1.8%
Other assets less liabilities	0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$45,192,723	4.0%
RTX Corp.	$42,725,868	3.7%
JPMorgan Chase & Co.	$39,399,402	3.5%
Johnson & Johnson	$38,681,917	3.4%
Philip Morris International, Inc.	$35,316,165	3.1%
Alphabet, Inc. - Class C	$34,110,478	3.0%
Cisco Systems, Inc.	$33,702,798	3.0%
UnitedHealth Group, Inc.	$29,006,818	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$26,444,961	2.3%
Amazon.com, Inc.	$23,254,834	2.1%
Total	$347,835,964	30.7%

Material Fund Change [Text Block]
C000028852
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[7]
AssetsNet	$ 151,854,121
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 324,191
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$151,854,121
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$324,191

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Investment Companies	92.4%
Inflation-Linked Securities	3.5%
Purchased Options - Calls	2.9%
Purchased Options - Puts	1.0%
Common Stocks	0.0%
Short-Term Investments	0.0%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,395,857	35.2%
iShares Core MSCI EAFE ETF	$23,130,910	15.2%
iShares Core U.S. Aggregate Bond ETF	$23,052,442	15.2%
Vanguard Total Bond Market ETF	$22,977,330	15.1%
iShares Core MSCI Emerging Markets ETF	$11,498,192	7.6%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,299,515	3.5%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$4,313,920	2.8%
Vanguard Real Estate ETF	$3,124,332	2.1%
Vanguard Mid-Cap ETF	$3,077,774	2.0%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,226,184	0.8%
Total	$151,096,456	99.5%

Material Fund Change [Text Block]
C000028853
Shareholder Report [Line Items]
Fund Name	AB VPS Balanced Hedged Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VW-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[8]
AssetsNet	$ 151,854,121
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 324,191
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$151,854,121
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$324,191

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Table Summary
Investment Companies	92.4%
Inflation-Linked Securities	3.5%
Purchased Options - Calls	2.9%
Purchased Options - Puts	1.0%
Common Stocks	0.0%
Short-Term Investments	0.0%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,395,857	35.2%
iShares Core MSCI EAFE ETF	$23,130,910	15.2%
iShares Core U.S. Aggregate Bond ETF	$23,052,442	15.2%
Vanguard Total Bond Market ETF	$22,977,330	15.1%
iShares Core MSCI Emerging Markets ETF	$11,498,192	7.6%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,299,515	3.5%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$4,313,920	2.8%
Vanguard Real Estate ETF	$3,124,332	2.1%
Vanguard Mid-Cap ETF	$3,077,774	2.0%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,226,184	0.8%
Total	$151,096,456	99.5%

Material Fund Change [Text Block]
C000028828
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[9]
AssetsNet	$ 328,115,991
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,213,140
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$328,115,991
# of Portfolio Holdings	65
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$1,213,140

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	5.0%
Netherlands	4.5%
Denmark	3.6%
Spain	3.3%
Hong Kong	2.6%
Switzerland	2.6%
Germany	2.3%
Taiwan	2.1%
Belgium	1.9%
South Africa	1.8%
Others	9.4%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.7%
Health Care	10.1%
Consumer Discretionary	9.0%
Information Technology	8.8%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$12,557,713	3.8%
Shell PLC	$10,349,799	3.2%
Roche Holding AG	$8,365,194	2.5%
Sony Group Corp.	$7,407,668	2.3%
Resona Holdings, Inc.	$7,319,550	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,784,562	2.1%
Airbus SE	$6,647,606	2.0%
Industria de Diseno Textil SA	$6,415,996	2.0%
Anheuser-Busch InBev SA/NV	$6,339,687	1.9%
Novo Nordisk A/S - Class B	$6,333,262	1.9%
Total	$78,521,037	23.9%

Material Fund Change [Text Block]
C000028829
Shareholder Report [Line Items]
Fund Name	AB VPS International Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VF-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[10]
AssetsNet	$ 328,115,991
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,213,140
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$328,115,991
# of Portfolio Holdings	65
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$1,213,140

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	5.0%
Netherlands	4.5%
Denmark	3.6%
Spain	3.3%
Hong Kong	2.6%
Switzerland	2.6%
Germany	2.3%
Taiwan	2.1%
Belgium	1.9%
South Africa	1.8%
Others	9.4%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.7%
Health Care	10.1%
Consumer Discretionary	9.0%
Information Technology	8.8%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$12,557,713	3.8%
Shell PLC	$10,349,799	3.2%
Roche Holding AG	$8,365,194	2.5%
Sony Group Corp.	$7,407,668	2.3%
Resona Holdings, Inc.	$7,319,550	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,784,562	2.1%
Airbus SE	$6,647,606	2.0%
Industria de Diseno Textil SA	$6,415,996	2.0%
Anheuser-Busch InBev SA/NV	$6,339,687	1.9%
Novo Nordisk A/S - Class B	$6,333,262	1.9%
Total	$78,521,037	23.9%

Material Fund Change [Text Block]
C000028830
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[11]
AssetsNet	$ 1,038,275,945
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,968,864
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,038,275,945
# of Portfolio Holdings	63
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,968,864

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	40.0%
Communication Services	16.2%
Health Care	12.3%
Consumer Discretionary	9.2%
Industrials	7.9%
Financials	5.8%
Consumer Staples	4.8%
Materials	1.1%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$105,173,107	10.1%
Alphabet, Inc. - Class C	$93,291,133	9.0%
Broadcom, Inc.	$58,012,956	5.6%
Microsoft Corp.	$56,678,897	5.4%
Meta Platforms, Inc. - Class A	$44,355,145	4.3%
Visa, Inc. - Class A	$41,073,363	4.0%
Amazon.com, Inc.	$35,497,645	3.4%
Eli Lilly & Co.	$34,321,689	3.3%
Apple, Inc.	$31,305,858	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$29,284,593	2.8%
Total	$528,994,386	50.9%

Material Fund Change [Text Block]
C000028831
Shareholder Report [Line Items]
Fund Name	AB VPS Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VL-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[12]
AssetsNet	$ 1,038,275,945
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,968,864
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$1,038,275,945
# of Portfolio Holdings	63
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,968,864

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	40.0%
Communication Services	16.2%
Health Care	12.3%
Consumer Discretionary	9.2%
Industrials	7.9%
Financials	5.8%
Consumer Staples	4.8%
Materials	1.1%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$105,173,107	10.1%
Alphabet, Inc. - Class C	$93,291,133	9.0%
Broadcom, Inc.	$58,012,956	5.6%
Microsoft Corp.	$56,678,897	5.4%
Meta Platforms, Inc. - Class A	$44,355,145	4.3%
Visa, Inc. - Class A	$41,073,363	4.0%
Amazon.com, Inc.	$35,497,645	3.4%
Eli Lilly & Co.	$34,321,689	3.3%
Apple, Inc.	$31,305,858	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$29,284,593	2.8%
Total	$528,994,386	50.9%

Material Fund Change [Text Block]
C000028836
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[13]
AssetsNet	$ 57,184,346
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 75,258
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$57,184,346
# of Portfolio Holdings	116
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (Net)	$75,258

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	25.8%
Industrials	23.4%
Information Technology	22.5%
Financials	9.4%
Consumer Discretionary	9.3%
Energy	3.5%
Consumer Staples	3.1%
Materials	2.7%
Communication Services	0.5%
Short-Term Investments	4.2%
Other assets less liabilities	-4.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Moog, Inc. - Class A	$1,110,037	1.9%
BrightSpring Health Services, Inc.	$1,058,235	1.9%
ESCO Technologies, Inc.	$932,857	1.6%
Chefs' Warehouse, Inc. (The)	$930,440	1.6%
Ultra Clean Holdings, Inc.	$913,432	1.6%
SiTime Corp.	$886,471	1.6%
Semtech Corp.	$879,008	1.5%
Guardant Health, Inc.	$868,974	1.5%
FirstCash Holdings, Inc.	$850,138	1.5%
Glaukos Corp.	$835,485	1.5%
Total	$9,265,077	16.2%

Material Fund Change [Text Block]
C000028837
Shareholder Report [Line Items]
Fund Name	AB VPS Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VS-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$64	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.15%	[14]
AssetsNet	$ 57,184,346
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 75,258
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$57,184,346
# of Portfolio Holdings	116
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (Net)	$75,258

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	25.8%
Industrials	23.4%
Information Technology	22.5%
Financials	9.4%
Consumer Discretionary	9.3%
Energy	3.5%
Consumer Staples	3.1%
Materials	2.7%
Communication Services	0.5%
Short-Term Investments	4.2%
Other assets less liabilities	-4.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Moog, Inc. - Class A	$1,110,037	1.9%
BrightSpring Health Services, Inc.	$1,058,235	1.9%
ESCO Technologies, Inc.	$932,857	1.6%
Chefs' Warehouse, Inc. (The)	$930,440	1.6%
Ultra Clean Holdings, Inc.	$913,432	1.6%
SiTime Corp.	$886,471	1.6%
Semtech Corp.	$879,008	1.5%
Guardant Health, Inc.	$868,974	1.5%
FirstCash Holdings, Inc.	$850,138	1.5%
Glaukos Corp.	$835,485	1.5%
Total	$9,265,077	16.2%

Material Fund Change [Text Block]
C000028860
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-A-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[15]
AssetsNet	$ 159,166,724
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 531,237
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$159,166,724
# of Portfolio Holdings	55
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$531,237

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
United States	55.7%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.6%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.5%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Finland	1.1%
Netherlands	1.1%
Others	2.9%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.8%
Industrials	20.5%
Financials	12.5%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.0%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,984,992	5.0%
Alphabet, Inc. - Class A	$7,626,275	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,547,891	4.1%
Apple, Inc.	$5,749,583	3.6%
Rockwell Automation, Inc.	$4,233,429	2.6%
Galderma Group AG	$3,748,334	2.4%
Broadcom, Inc.	$3,486,632	2.2%
Cummins, Inc.	$3,359,219	2.1%
NXP Semiconductors NV	$3,324,585	2.1%
Emerson Electric Co.	$3,318,217	2.1%
Total	$49,379,157	31.0%

Material Fund Change [Text Block]
C000028861
Shareholder Report [Line Items]
Fund Name	AB VPS Sustainable Global Thematic Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/64VA-B-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[16]
AssetsNet	$ 159,166,724
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 531,237
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$159,166,724
# of Portfolio Holdings	55
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$531,237

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
United States	55.7%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.6%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.5%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Finland	1.1%
Netherlands	1.1%
Others	2.9%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.8%
Industrials	20.5%
Financials	12.5%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.0%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,984,992	5.0%
Alphabet, Inc. - Class A	$7,626,275	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,547,891	4.1%
Apple, Inc.	$5,749,583	3.6%
Rockwell Automation, Inc.	$4,233,429	2.6%
Galderma Group AG	$3,748,334	2.4%
Broadcom, Inc.	$3,486,632	2.2%
Cummins, Inc.	$3,359,219	2.1%
NXP Semiconductors NV	$3,324,585	2.1%
Emerson Electric Co.	$3,318,217	2.1%
Total	$49,379,157	31.0%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized